Additional information - Financial Statement Schedule I	12 Months Ended
Jun. 30, 2025
Additional information - Financial Statement Schedule I
Additional information - Financial Statement Schedule I
36	Additional information – Financial Statement Schedule I

Schedule I has been provided pursuant to the requirements of Securities and Exchange Commission (“SEC”) Regulation S-X Rule 12-04(a), which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented, as the restricted net assets of Manchester United plc’s consolidated subsidiaries as of 30 June 2025 exceeded the 25% threshold.

As of 30 June 2025, the Group had total borrowings of £637.0 million (2024: £546.6 million). As described in Note 25 above, the Group’s revolving facilities, the secured term loan facility and the note purchase agreement governing the senior secured notes each contain certain covenants that restrict the activities of Red Football Limited and its subsidiaries, including restricted payment covenants. The restricted payment covenants allow dividends in certain circumstances, including to the extent dividends do not exceed 50% of the cumulative consolidated net income of Red Football Limited and its restricted subsidiaries, provided there is no event of default and Red Football Limited is able to meet the principal and interest payments on its debt under a fixed charge coverage test. As of 30 June 2025, the Group was in compliance with the restricted payment covenants and all other covenants under its revolving facilities, the secured term loan facility and the note purchase agreement governing the senior secured notes.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with International Financial Reporting Standards have been condensed or omitted. The footnote disclosures contain supplemental information only and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that investments in subsidiaries are included at cost less any provision for impairment in value.

As of 30 June 2025, 2024 and 2023 there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

During the years ended 30 June 2025, 2024 & 2023, no cash dividends were declared or paid.

Condensed statement of profit or loss of the Company

	Year ended 30 June
	2025	2024	2023
	£’000	£’000	£’000
Operating expenses excluding exceptional items	(7,816)	(10,866)	(13,788)
Exceptional items	(55)	(43,324)	—
Finance income	6,973	2,509	113
Loss before income tax	(898)	(51,681)	(13,675)
Income tax expense	(1)	—	—
Loss for the year	(899)	(51,681)	(13,675)

There were no items of other comprehensive loss or income in the years ended 30 June 2025, 2024 or 2023 and therefore no statement of comprehensive income/(loss) has been presented.

36	Additional information – Financial Statement Schedule I (continued)

Condensed balance sheet of the Company

	As of 30 June
	2025	2024
	£’000	£’000
ASSETS
Non-current assets
Investment in subsidiaries	319,265	319,265
	319,265	319,265
Current assets
Amounts owed by subsidiaries	222,642	136,547
Other receivables	91	91
Cash and cash equivalents	74	372
	222,807	137,010
Total assets	542,072	456,275

EQUITY AND LIABILITIES
Equity
Share capital	56	55
Share premium	307,345	227,361
Treasury shares	(21,305)	(21,305)
Retained earnings	195,141	195,382
	481,237	401,493
Current liabilities
Amounts owed to subsidiaries	59,416	46,930
Other payables	1,419	7,852
	60,835	54,782
Total equity and liabilities	542,072	456,275

All amounts owed to and from subsidiaries of the Manchester United group are repayable on demand.

Condensed statement of changes in equity of the Company

	Share	Share	Treasury	Retained
	capital	premium	shares	earnings	Total equity
	£’000	£’000	£’000	£’000	£’000
Balance at 1 July 2022	53	68,822	(21,305)	258,109	305,679
Loss for the year	—	—	—	(13,675)	(13,675)
Total comprehensive loss for the year	—	—	—	(13,675)	(13,675)
Equity-settled share based payments	—	—	—	1,753	1,753
Balance at 30 June 2023	53	68,822	(21,305)	246,187	293,757
Loss for the year	—	—	—	(51,681)	(51,681)
Total comprehensive loss for the year	—	—	—	(51,681)	(51,681)
Proceeds from issue of shares	2	158,539	—	—	158,541
Equity-settled share based payments	—	—	—	876	876
Balance at 30 June 2024	55	227,361	(21,305)	195,382	401,493
Loss for the year	—	—	—	(899)	(899)
Total comprehensive loss for the year	—	—	—	(899)	(899)
Proceeds from issue of shares	1	79,984	—	—	79,985
Equity-settled share based payments	—	—	—	658	658
Balance at 30 June 2025	56	307,345	(21,305)	195,141	481,237

36	Additional information – Financial Statement Schedule I (continued)

Condensed statement of cash flows of the Company

	Year ended 30 June
	2025	2024	2023
	£’000	£’000	£’000
Cash flows from operating activities
Loss before income tax	(898)	(51,681)	(13,675)
Adjustments for:
Non-cash employee benefit expense - equity-settled share-based payments	658	875	1,753
Foreign exchange losses on operating activities	18	1	116
Changes in working capital:
Other receivables	—	(1)	957
Amounts owed by subsidiaries	(6,111)	(3,371)	—
Other payables	(6,433)	3,216	11,549
Amounts due to subsidiaries	12,486	25,253	—
Net cash (outflow)/inflow from operating activities	(280)	(25,708)	700
Cash flows from financing activities
Proceeds from issue of shares	79,985	158,541	—
Net cash inflow from financing activities	79,985	158,541	—
Cash flows from investing activities
Loans advanced to subsidiaries	(79,985)	(133,175)	—
Net cash outflow from investing activities	(79,985)	(133,175)	—
Effect of exchange rate changes on cash and cash equivalents	(18)	(1)	(116)
Net (decrease)/increase in cash and cash equivalents	(298)	(343)	584
Cash and cash equivalents at beginning of year	372	715	131
Cash and cash equivalents at end of year	74	372	715

The following reconciliations are provided as additional information to satisfy the Schedule I SEC requirements for parent-only financial information.

	2025	2024	2023
	£’000	£’000	£’000
IFRS loss reconciliation:
Parent only – IFRS loss for the year	(899)	(51,681)	(13,675)
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(32,124)	(61,478)	(15,003)
Consolidated IFRS loss for the year	(33,023)	(113,159)	(28,678)

IFRS equity reconciliation:
Parent only – IFRS equity	481,237	401,493	293,757
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(287,504)	(256,603)	(189,807)
Consolidated – IFRS equity	193,733	144,890	103,950